Employee benefits - Evolution of assets fair value (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		$ 919	[1]	$ 864
Interest income		84	[1]	58
Translation adjustment		46	[1]	(63)
Benefit obligation (Plan assets) as at end of the year	[1]	1,114		919
Overfunded Pension Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		3,752		3,969
Interest income		412		253
Employer contributions		45		29
Benefits paid		(534)		(235)
Return on plan assets (excluding interest income)		(752)		(269)
Translation adjustment		44		(276)
Transfers		3,373		281
Benefit obligation (Plan assets) as at end of the year		6,340		3,752
Underfunded Pension Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		3,779		3,992
Interest income		17		102
Employer contributions		14		40
Benefits paid		(58)		(257)
Return on plan assets (excluding interest income)		(31)		181
Translation adjustment		(9)		2
Transfers		(3,373)		(281)
Benefit obligation (Plan assets) as at end of the year		339		3,779
Other Benefits [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year
Employer contributions		57		56
Benefits paid		(57)		(56)
Benefit obligation (Plan assets) as at end of the year

[1]	The pension plan asset is recorded as “Other non-current assets” in the balance sheet.